As filed with the Securities and Exchange	Registration No. 333-202174
Commission on November 15, 2016	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No. ______	[ ]
Post-Effective Amendment No. 4	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 410	[X]
(Check appropriate box or boxes.)

Separate Account B

(Exact Name of Registrant)

Voya Insurance and Annuity Company

(Name of Depositor)

909 Locust Street
Des Moines, Iowa 50309

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(770) 980-5100

(Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie, Sr. Counsel

Voya Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on November 18, 2016, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered:  Deferred Combination Variable and Fixed Annuity Contract

PART A

INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus dated May 1, 2016, is incorporated into Part A of this Post-Effective Amendment No. 4 by reference to Registrant’s filing under Rule 485(b) as filed on April 6, 2016.

VOYA PREFERRED ADVANTAGE VARIABLE ANNUITY

A FLEXIBLE PREMIUM DEFERRED INDIVIDUAL VARIABLE ANNUITY CONTRACT

issued by

Voya Insurance and Annuity Company

and its

Separate Account B

Supplement Dated November 18, 2016

This supplement updates and amends certain information contained in your prospectus dated May 1, 2016.
Please read it carefully and keep it with your prospectus for future reference.

__________________________________________________________________________

IMPORTANT INFORMATION REGARDING THE
ASSET BASED ADMINISTRATION FEE

We deduct a daily Asset Based Administration Fee from your Accumulation Value to compensate us for the risk that the Maintenance Fee will not cover actual expenses and for mortality risks during the Annuity Payment Phase. The fee is determined on the Contact Date and will not change for the life of the Contract.

For Contracts with Contract Dates on and after November 21, 2016 the maximum daily Asset Based Administration Fee is increasing to 0.003169% (equivalent to an annual rate of 1.15%).

The FEE TABLES section beginning on page 7 of your prospectus is hereby deleted and replaced with the following:

FEE TABLES

The purpose of the following tables is to assist you in understanding the various fees and expenses you may pay, directly or indirectly, when buying, owning and surrendering the Contract described in this prospectus. In addition to the fees and expenses described below, state premium taxes currently ranging from 0% to 4% of Purchase Payments may also be deducted.* See the FEES AND EXPENSES section on page 19 for more information.

Maximum Contract Owner Transaction Expenses

Transaction expenses include those expenses you may pay when transferring Accumulation Value between the Subaccounts. You may pay the following transaction expense during the time you own your Contract:

Maximum Excess Transfer Charge                                                                                            $25.00 1

____________________

*  State premium taxes may apply, but are not reflected in the fee tables or examples. See FEES AND EXPENSES – Premium and Other Taxes on page 22.

1    Any transfer of value between Subaccounts in excess of 12 in a Contract Year is an Excess Transfer and subject to the Excess Transfer Charge. We currently do not impose this charge, but reserve the right to do so in the future. See FEES AND EXPENSES – Transaction Expenses on page 19.

X.PADV-16	Page 1 of 3	November 2016

Maximum Periodic Fees and Charges

Periodic fees and charges are those fees and charges you may pay periodically during the time that you own the Contract, not including fund fees and expenses.

Maximum Annual Maintenance Fee                                                                                         $50.00 2

Separate Account Annual Expenses (as a percentage of average Accumulation Value)

Maximum Asset Based Administration Fee                                                                              1.15% 3

Fund Fees and Expenses

The following table shows the minimum and maximum total annual fund operating expenses that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for the fund.

Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees and other expenses)	Minimum 0.62%	Maximum 2.55%

Total annual fund expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and Contract Owner services provided on behalf of the fund. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares.

If a fund is structured as either a “fund of funds” or as a “Master-Feeder” fund, total annual fund expenses also include the fees associated with the funds in which it invests. Because of this a fund that is structured as either a “fund of funds” or as a “Master-Feeder” fund may have higher fees and expenses than a fund that invests directly in debt and equity securities. For a list of the “fund of funds” or “Master-Feeder” funds available through the Contract, see The Funds subsection on page 2.

See FEES AND EXPENSES – Fund Fees and Expenses on page 20 for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

____________________

2   We deduct this charge from the Accumulation Value on each Contract Anniversary or upon surrender. The annual Maintenance Fee is waived if the Accumulation Value at the end of a Contract Year is greater than or equal to $15,000. See “FEES – Periodic Fees and Charges on page 20.

3   For Contracts issued prior to November 21, 2016, we assess this charge on a daily basis at a rate of 0.001649% (equivalent to an annual rate of 0.60%). For Contracts issued on and after November 21, 2016, we assess this charge on a daily basis at a rate of 0.003169% (equivalent to an annual rate of 1.15%). See “FEES – Periodic Fees and Charges on page 20.

X.PADV-16	Page 2 of 3	November 2016

Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the annual contract Maintenance Fee of $50 (converted to a percentage of assets equal to (0.50%)), separate account annual expenses and fund fees and expenses.

The following examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and charges and the maximum and minimum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maximum Fund Fees and Expenses				Minimum Fund Fees and Expenses
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$420	$850	$1,714	$3,934	$227	$473	$972	$2,343

The FEE AND EXPENSES – Periodic Fees and Charges – Asset Based Administration Fee section on page 20 of your prospectus is hereby deleted and replaced with the following:

Asset Based Administration Fee. We will deduct a daily Asset Based Administration Fee from your Accumulation Value to compensate us for the risk that the Maintenance Fee will not cover actual expenses and for mortality risks during the Annuity Payment Phase. For Contracts with Contract Dates prior to November 21, 2016, the maximum daily fee is 0.001649% (equivalent to an annual rate of 0.60%). For Contracts with Contract Dates on and after November 21, 2016, the maximum daily fee is 0.003169% (equivalent to an annual rate of 1.15%). The fee is determined on the Contact Date and will not change for the life of the Contract.

X.PADV-16	Page 3 of 3	November 2016

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information dated May 1, 2016, is incorporated into Part B of this Post-Effective Amendment No. 4 by reference to Registrant’s filing under Rule 485(b) as filed on April 6, 2016.

PART C

OTHER INFORMATION

Item 24		Financial Statements and Exhibits
(a)		Financial Statements
Included in Part A: Condensed Financial Information
Included in Part B: Financial Statements of Separate Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2015
		-	Statements of Operations for the year ended December 31, 2015
		-	Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014
		-	Notes to Financial Statements
Consolidated Financial Statements of Voya Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets as of December 31, 2015 and 2014
		-	Statements of Operations for the years ended December 31, 2015, 2014 and 2013
		-	Statements of Comprehensive Income for the years ended December 31, 2015, 2014 and 2013
		-	Statements of Changes in Shareholder’s Equity for the years ended December 31, 2015, 2014 and 2013
		-	Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013
		-	Notes to Consolidated Financial Statements

(b)		Exhibits
	(1)	(a)

Resolution of the Board of Directors of ING USA Annuity and Life Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

	(2)	Not Applicable
	(3)	(a)

Service Agreement by and between Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 28 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on May 4, 1998; File No. 033-23351.)

(b)

Amendment to and Restatement of the Distribution Agreement between ING USA and Directed Services, Inc. effective January 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B filed, filed on April 9, 2004; File No. 333-90516).

(c)

Amendment to the Distribution Agreement between ING USA and Directed Services Inc. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 13, 2004; File No. 333-28755.)

(d)

Form of Dealers Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(e)

Organizational Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(f)

Addendum to Organizational Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(g)

Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(h)

Form of Assignment Agreement for Organizational Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(i)

Expense Reimbursement Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(j)

Master Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed May 12, 2006; File No. 333-70600).

(k)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance and its Separate Account B, filed on April 6, 2011; File No. 333-28679.)

(l)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2014; File No. 333-30180.)

(m)

Amendment No. 2 to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) between Directed Services LLC and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company”, or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014; File No. 333-133944.)

(n)

Amendment No. 3, effective as of April 1, 2015, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 23, 2015; File No. 333-202174.)

(o)

Amendment No. 4, effective as of May 1, 2015, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(p)

Amendment No. 5, effective as of March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) by and between Directed Services LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on June 24, 2016; File No. 333-133944.)

(q)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING USA Annuity and Life Insurance and Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 6, 2011; File No. 333-28679.)

(r)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2014 (File No. 333-30180.)

(s)

Amendment No. 2 to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) between ING Investment Management LLC (now known as “Voya Investment Management LLC”) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company”, or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014 (File No. 333-133944).

(t)

Amendment No. 3, effective as of May 1, 2015, to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014), by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(u)

Amendment No. 4, effective as of March 1, 2016, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on June 24, 2016; File No. 333-133944.)

(4)	(a)

Flexible Premium Deferred Individual Variable Annuity Contract (ICC15 VI-IA-4046). (Incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 for Voya Insurance and Annuity Company, filed on April 23, 2015; File No. 333-202174.)

(b)

Unisex Endorsement (ICC15 VI-RA-4047). (Incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 for Voya Insurance and Annuity Company, filed on April 23, 2015; File No. 333-202174.)

(c)

Individual Non-Qualified Stretch Annuity Endorsement VI-RA-3164(2016). (Incorporated herein by reference to Post-Effective Amendment No. 49 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 4, 2016; File No. 033-59261).

(5)	(a)

Variable Annuity Flexible Premium Deferred Individual Variable Annuity Application (ICC15 171102). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 23, 2015; File No. 333-202174.)

(6)	(a)

Restated Articles of Incorporation dated July 2 and 3, 2003 (effective January 1, 2004) providing for the redomestication of Golden American Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-K filed with the Securities and Exchange Commission on March 29, 2004; File No. 033-87270.)

(b)

Amendment to Articles of Incorporation dated November 21, 2003 (effective January 1, 2004) providing for the name change of Golden American Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(c)

Amendment to Articles of Incorporation dated March 3 and March 4, 2004 (effective March 11, 2004) providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-Q, filed on May 17, 2004; File No. 033-87270.)

(d)

Amendment to Articles of Incorporation dated March 4, 2004, providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076).

(e)

Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company dated December 15, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(f)

Resolution of the Board of Directors for Powers of Attorney, dated April 23, 1999. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Golden American Life Insurance Separate and it’s Separate Account B, filed on April 30, 1999; File No. 333-28679.)

(g)

Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company dated June 25, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(7)	Not Applicable

(8)	(a) (1)

Participation Agreement entered into as of April 30, 2003, among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed on July 17, 2003; File No. 333-105319.)

(2)

Participation Agreement entered into as of September 15, 2008, as amended, among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Investors Trust, Directed Services, LLC, ING Funds Distributor, LLC, American Funds Insurance Series and Capital Research and Management Company. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B, filed on December 29, 2008; File No. 333-115515.)

(3)

Amendment No. 2 dated as of April 1, 2015, to the Fund Participation Agreement dated April 30, 2003, as amended, by and among Voya Insurance and Annuity Company (formerly known as ING USA Annuity and Life Insurance Company and Golden American Life Insurance Company); Voya Retirement Insurance and Annuity Company (formerly known as ING Life Insurance and Annuity Company); ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; and the American Funds Insurance Series. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(4)

Business Agreement entered into as of April 30, 2003, among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING America Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed on July 17, 2003; File No. 333-105319.)

(5)

Amendment No. 1 to the Business Agreement by and among ING USA Annuity and Life Insurance Company (fka Golden American Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company (individually and as the survivor and successor in interest following a merger with Southland Life Insurance Company), ING Life Insurance and Annuity Company (individually and as the survivor and successor in interest following a merger with ING Insurance Company of America), ING America Equities, Inc., ING Financial Advisers, LLC, Directed Services LLC (fka Directed Services, Inc.), American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on November 14, 2008; File No. 333-153338.)

(6)

Amendment No. 2 entered into as of the 1st day of April, 2015, to the Business Agreement dated April 30, 2003, by and among Voya Insurance and Annuity Company (formerly known as ING USA Annuity and Life Insurance Company), Directed Services, LLC; Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company); ReliaStar Life Insurance and Annuity Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; Voya America Equities, Inc.; Voya Financial Partners, LLC (formerly known as ING Financial Advisers, LLC); American Funds Distributors, Inc.; and Capital Research and Management Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(7)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, filed on April 9, 2007; File Number 333-47527.)

(b)	(1)

Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(2)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(3)

Amendment No. 2, dated as of March 31, 2015, and effective as of April 1, 2015, to the Participation Agreement dated April 25, 2008, by and between BlackRock Investments, LLC., Voya Insurance and Annuity Company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(4)

Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(5)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(6)

Amendment No. 2, dated as of May 28, 2015, and effective as of April 1, 2015, to Administrative Services Agreement dated April 25, 2008, as amended, by and between BlackRock Advisors, LLC and Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(7)

Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on form N-4, filed on April 7, 2008; File No. 333-28755.)

(c)	(1)

Participation Agreement, dated as of April 20, 2015, by and among Voya Insurance and Annuity Company, Directed Services LLC, Deutsche Variable Series I, Deutsche Variable Series II, Deutsche Investments VIT Funds, DeAWM Distributors, Inc. and Deutsche Investment Management Americas Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(2)

Amendment to Participation Agreement, dated as of April 20, 2015, by and among Voya Insurance and Annuity Company, Directed Services LLC, Deutsche Variable Series I, Deutsche Variable Series II, Deutsche Investments VIT Funds, DeAWM Distributors, Inc. and Deutsche Investment Management Americas Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 6, 2016; File No. 333-202174.)

(3)

Variable Annuity Fund/Serv & Networking Agreement between Voya Insurance and Annuity Company and DeAWM Service Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(d)	(1)

Fund Participation Agreement by and between Voya Insurance and Annuity Company, Voya Retirement Insurance and Annuity Company, directed Services, LLC, Eaton Vance Variable Trust, and Eaton Vance Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(e)	(1)

Participation Agreement made and entered into as of July 20, 2001, by and among Fidelity, Golden American Life Insurance Company and Fidelity Distributors Corporation and Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. (Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 26, 2002; File No. 033-23351.)

(2)

Participation Agreement dated November 11, 2004, by and among Variable Insurance Products Funds, Fidelity Distributors Corporation, ING Partners, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(3)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4, as filed on June 15, 2007; File No. 033-75962.)

(4)

Letter Agreement dated May 16, 2007, and effective July 2, 2007, between ING USA Annuity and Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund V and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, as filed on October 23, 2007; File No. 333-117260.)

(f)	(1)

Amended and Restated Participation Agreement as of December 30, 2005, by and among Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 for ReliaStar Life Insurance Company and its Separate Account NY-B, filed on February 1, 2007; File No. 333-85618.)

(2)

Amendment No. 1, effective June 5, 2007, to the Amended and Restated Participation Agreement as of December 30, 2005, by and among Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. and amended on November 17, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for ReliaStar Life Insurance Company of NY and its Separate Account NYB, filed on July 6, 2007; File No. 333-139695.)

(3)

Amendment No. 2, dated November 17, 2011, to the Amended and Restated Participation Agreement as of December 30, 2005, by and among Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-4 for ING Life Insurance and Annuity Company and its Separate Account C, filed on April 3, 2012; File No. 033-75962.)

(4)

Amendment No. 3, dated August 12, 2013, to the Amended and Restated Participation Agreement as of December 30, 2005, by and among Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. and amended on November 17, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 for Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, filed on April 9, 2014; File No. 333-167680.)

(5)

Amendment No. 4 to the Amended and Restated Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 23, 2015; File No. 333-202174.)

(6)

Form of Amendment No. 5 to the Amended and Restated Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 23, 2015; File No. 333-202174.)

(7)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 for ING Life Insurance and Annuity Company and its Variable Annuity Account C, filed on April 11, 2006; File No. 033-81216.)

(8)

Amendment No. 1 dated May 17, 2006, to the Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-4 for ING Life Insurance and Annuity Company and its Variable Annuity Account C, filed on April 13, 2012; File No. 033-76962.)

(9)

Amendment No. 2, dated November 17, 2011, to the Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-4 for ING Life Insurance and Annuity Company and its Separate Account C, filed on April 3, 2012; File No. 033-75962.)

(10)

Amendment No. 3, dated July 31, 2013, to the Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 for ING Life Insurance and Annuity Company and its Separate Account C, filed on April 9, 2014; File No. 333-167680.)

(11)

Amendment No. 4, executed as of March 31, 2015, to the Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, Voya Retirement Insurance and Annuity Company, Voya Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on May 13, 2015; File No. 333-202174.)

(12)

Rule 22C-2 Agreement, entered into as of April 16, 2007, among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 50 to the Form N-4 Registration Statement of ING Life Insurance and Annuity Company and its Variable Annuity Account C, filed on June 15, 2007; File No. 033-75962.)

(g)	(1)

Participation Agreement, entered into on July 15, 2001, by and among Golden American Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2002; File No. 333-63692.)

(2)

Amendment to Participation Agreement, dated as of July 13, 2001, by and among AIM Variable Insurance Funds, Golden American Life Insurance Company, and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(h)	(1)

Participation Agreement by and between Voya Insurance and Annuity Company, Directed Services, LLC, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(i)	(1)

Participation Agreement dated July 13, 2001, between Golden American Life Insurance Company and Janus Aspen Series Service Shares. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 29, 2002; File No. 333-63692.)

(j)	(1)

First Amendment, dated November 20, 2015, to the Fund Participation Agreement, dated September 1, 2007, by and among Legg Mason Investor Services, LLC, Legg Mason Partners Variable Equity Trust, Legg Mason partners Variable Income Trust, Voya Insurance and Annuity Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 6, 2016; File No. 333-202174.)

(2)

Second Amendment to the Fund Participation Agreement, dated September 1, 2007, by and among Legg Mason Investor Services, LLC, Legg Mason Partners Variable Equity Trust, Legg Mason partners Variable Income Trust, Voya Insurance and Annuity Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 6, 2016; File No. 333-202174.)

(3)

First Amendment, dated November 20, 2015, to the Administrative Services Agreement, dated September 1, 2007, by and among Voya Insurance and Annuity Company, ReliaStar Life Insurance Company of New York and Legg Mason Investor Services, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 6, 2016; File No. 333-202174.)

(4)

Second Amendment to the Administrative Services Agreement, dated September 1, 2007, by and among Voya Insurance and Annuity Company, ReliaStar Life Insurance Company of New York and Legg Mason Investor Services, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 6, 2016; File No. 333-202174.)

(k)	(1)

Form of Joinder to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Voya Retirement Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(l)	(1)

Participation Agreement by and between PIMCO Variable Insurance Trust, Golden American Life Insurance Company and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B filed on June 23, 2000; File No. 333-33914.)

(2)

Amendment to Participation Agreement by and between PIMCO Variable Insurance Trust, Golden American Life Insurance Company and PIMCO Funds Distributors LLC (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(m)	(1)

Participation Agreement among Voya Insurance and Annuity Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(2)

Marketing and Administrative Services Agreement dated May 28, 2015, by and between Voya Insurance and Annuity Company and Putnam Retail Management Limited Partnership. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(n)	(1)

Participation Agreement made and entered into as of May 1, 2015, by and among Voya Life and Annuity Company and T. Rowe Price Investment Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(2)

Administrative Services Agreement between Voya Life and Annuity Company and T. Rowe Price Associate, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(3)

Distribution Services Agreement between Directed Services, LLC and T. Rowe Price Investment Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(o) (1)

Fund Distribution, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016, and effective December 31, 2015, by and between Voya Insurance and Annuity Company, Directed Services, LLC and Voya Investments Distributor, LLC, Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc. Voya Variable Funds, Voya Variable Insurance Trust, Voya Variable Portfolios, Inc. and Voya Variable Products Trust. (Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on August 30, 2016; File No. 333-133944.)

(2)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2007; File No. 333-47527.)

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney

Item 25	Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Michael S. Smith, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Director, President and Executive Vice President, Finance
Carolyn M. Johnson, One Orange Way, Windsor, CT 06095-4774	Director and Sr. Vice President
Alain M. Karaoglan, 230 Park Avenue, New York, NY 10169	Director
Charles P. Nelson, One Orange Way, Windsor, CT 06095-4774	Director
Rodney O. Martin, Jr., 230 Park Avenue, New York, NY 10169	Director and Chairman
Chetlur S. Ragavan, 230 Park Avenue, New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Patricia J. Walsh, 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Legal Officer
Joseph J. Elmy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
Howard F. Greene, 230 Park Avenue, New York, NY 10169	Senior Vice President, Compensation

Megan A. Huddleston, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Christine L. Hurtsellers, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President
C. Landon Cobb, Jr., 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Chief Accounting Officer
Patrick D. Lusk, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Appointed Actuary
Gilbert E. Mathis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Justin Smith, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Jean Weng, 230 Park Avenue, New York, NY 10169	Senior Vice President and Assistant Secretary
David P. Wilken, 20 Washington Avenue South, Minneapolis, MN 55401	Senior Vice President
David P. Wiland, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Chief Financial Officer
Lisa S. Gilarde, One Orange Way, Windsor, CT 06095	Vice President
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Vice President, Compliance
Jennifer M. Ogren, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 30 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B (File No. 333-133944), as filed with the Securities and Exchange Commission on filed on October 24, 2016.

Item 27	Number of Contract Owners

As of October 31, 2016, there are 738 nonqualified and 84 qualified contract owners in the Voya Preferred Advantage Variable Annuity contract.

Item 28	Indemnification

Voya Insurance and Annuity Company shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Voya Insurance and Annuity as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Voya Insurance and Annuity Company may also, to the extent permitted by law, indemnify any other person who is or was serving Voya Insurance and Annuity Company in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Voya Insurance and Annuity Company or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, Voya Financial, Inc. maintains Professional Liability and Fidelity Bond Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a.”Cyber/IT”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29	Principal Underwriter

(a)   In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by Voya Insurance and Annuity Company through its Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York through its Separate Account NY-B and certain contracts issued by Voya Retirement Insurance and Annuity Company through its Variable Annuity Account B. Also, Directed Services LLC serves as investment advisor to Voya Investors Trust and Voya Partners, Inc.

(b)   The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name and Principal Business Address	Positions and Offices with Underwriter
Chad J. Tope, 909 Locust Street, Des Moines, IA 50309	Director and President
Zachary J. Dunkin, 909 Locust Street, Des Moines, IA 50309	Director and Vice President
Kristin L. Hultgren, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Shaun P. Mathews, One Orange Way, Windsor, CT 06095-4774	Executive Vice President
Kimberly A. Anderson, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President
Megan A. Huddleston, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer

Michael J. Roland, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President
Stanley D. Vyner, 230 Park Avenue, 13th Floor, New York, NY 10169	Senior Vice President
Jean Weng, 230 Park Avenue, New York, NY 10169	Senior Vice President and Assistant Secretary
Debra M. Bell, 8055 East Tuft Avenue, Suite 710, Denver, CO 80237	Vice President and Assistant Treasurer
Sara M. Donaldson, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Vice President
Micheline Favor, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Vice President, Investment Adviser Chief Compliance Officer
Jody I. Hrazanek, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Halvard Kvaale, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Jason W. Rausch, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Kevin J. Reimer, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Assistant Treasurer
Stephen G. Sedmak, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Kimberly K. Springer, 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Vice President
May F. Tong, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Paul L. Zemsky, 230 Park Avenue, 13th Floor, New York, NY 10169	Vice President
Jennifer M. Ogren, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Huey P. Falgout, Jr., 7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Assistant Secretary
Angelia M. Lattery, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2016 Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Directed Services LLC	$198,300,736	$0	$0	$0

Item 30	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

Item 31	Management Services
None.

Item 32	Undertakings

•      Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

•      Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

•      Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

•      The account meets the definition of a “separate account” under federal securities laws.

•      Voya Insurance and Annuity Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Voya Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B of Voya Insurance and Annuity Company, has duly caused this Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, State of Connecticut, on the 15th day of November, 2016.

SEPARATE ACCOUNT B
(Registrant)

By: VOYA INSURANCE AND ANNUITY COMPANY
(Depositor)

By:	Michael S. Smith*
Michael S. Smith President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

Michael S. Smith*	Director and President
Michael S. Smith	(principal executive officer)

Director
Carolyn M. Johnson

Alain M. Karaoglan*	Director
Alain M. Karaoglan

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

Charles P. Nelson*	Director
Charles P. Nelson		November 15,
2016
Chetlur S. Ragavan*	Director
Chetlur S. Ragavan

David P. Wiland*	Senior Vice President and Chief Financial Officer
David P. Wiland	(principal financial officer)

C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
* Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney